FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS
10. FINANCIAL INSTRUMENTS
Concentrations of Credit Risk.
Financial instruments that potentially subject us to concentrations of credit risk consist of cash and cash equivalents, restricted cash and accounts receivable. We maintain our cash and cash equivalents and restricted cash in bank deposit accounts that frequently exceed federally insured limits. We have not experienced any losses in such accounts and do not believe we are exposed to any significant risk.
Accounts receivable primarily comprise amounts due for the gathering, compression, treating and processing services we provide to our customers and also the sale of natural gas liquids resulting from our processing services. This industry concentration has the potential to impact our overall exposure to credit risk, either positively or negatively, in that our customers may be similarly affected by changes in economic, industry or other conditions. We monitor the creditworthiness of our counterparties and can require letters of credit or other forms of credit assurance for receivables from counterparties that are judged to have substandard credit, unless the credit risk can otherwise be mitigated. Our top five customers or counterparties accounted for 49% of total accounts receivable as of March 31, 2020, compared with 46% as of December 31, 2019.
Fair Value.
The carrying amount of cash and cash equivalents, restricted cash, accounts receivable and trade accounts payable reported on the unaudited condensed consolidated balance sheet approximates fair value due to their short-term maturities.
A summary of the estimated fair value of our debt financial instruments follows.

	March 31, 2020		December 31, 2019
	Carrying value	Estimated fair value (Level 2)	Carrying value	Estimated fair value (Level 2)
	(In thousands)
Summit Holdings 5.5% Senior Notes ($300.0 million principal)	$298,479	$58,875	$298,314	$266,750
Summit Holdings 5.75% Senior Notes ($500.0 million principal)	495,237	53,125	494,985	382,708
The carrying value on the balance sheet of the Revolving Credit Facility and the Term Loan B is its fair value due to its floating interest rate. The fair value for the Senior Notes is based on an average of nonbinding broker quotes as of March 31, 2020 and December 31, 2019. The use of different market assumptions or valuation methodologies may have a material effect on the estimated fair value of the Senior Notes.

11. FINANCIAL INSTRUMENTS
Concentrations of Credit Risk.
Financial instruments that potentially subject us to concentrations of credit risk consist of cash and cash equivalents, restricted cash and accounts receivable. We maintain our cash and cash equivalents and restricted cash in bank deposit accounts that frequently exceed federally insured limits. We have not experienced any losses in such accounts and do not believe we are exposed to any significant risk.
Accounts receivable primarily comprise amounts due for the gathering, compression, treating and processing services we provide to our customers and also the sale of natural gas liquids resulting from our processing services. This industry concentration has the potential to impact our overall exposure to credit risk, either positively or negatively, in that our customers may be similarly affected by changes in economic, industry or other conditions. We monitor the creditworthiness of our counterparties and can require letters of credit or other forms of credit assurance for receivables from counterparties that are judged to have substandard credit, unless the credit risk can otherwise be mitigated. Our top five customers or counterparties accounted for 46% of total accounts receivable at December 31, 2019, compared to 39% as of December 31, 2018.
Fair Value.
The carrying amount of cash and cash equivalents, restricted cash, accounts receivable and trade accounts payable reported on the consolidated balance sheet approximates fair value due to their short-term maturities.
A summary of the estimated fair value of our debt financial instruments follows.

	December 31, 2019		December 31, 2018
	Carrying value	Estimated fair value (Level 2)	Carrying value	Estimated fair value (Level 2)
	(In thousands)
Summit Holdings 5.5% Senior Notes ($300.0 million principal)	$298,314	$266,750	$297,638	$286,625
Summit Holdings 5.75% Senior Notes ($500.0 million principal)	494,985	382,708	494,093	455,208
The carrying value on the balance sheet of the Revolving Credit Facility and the Term Loan B is its fair value due to its floating interest rate. The fair value for the Senior Notes is based on an average of nonbinding broker quotes as of December 31, 2019 and 2018. The use of different market assumptions or valuation methodologies may have a material effect on the estimated fair value of the Senior Notes.